Borrowings (Scheduled Principal Repayments on Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 6,495
2014	374,060
2015	198,193
2016	87,466
2017	161,704
Thereafter	825,728
Total Outstanding Debt	1,653,646	1,629,500
Amortization
Debt Instrument [Line Items]
2013	5,217
2014	4,868
2015	4,493
2016	5,138
2017	6,966
Thereafter	15,701
Total Outstanding Debt	42,383
Maturities
Debt Instrument [Line Items]
2013	1,278
2014	369,192
2015	193,700
2016	82,328
2017	154,738
Thereafter	810,027
Total Outstanding Debt	$ 1,611,263